Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0002030954
Registrant Name	TEN Holdings, Inc.
Registration File Number	333-294896
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES